Related Party and Transactions (Details) (USD $)	1 Months Ended		6 Months Ended		7 Months Ended	12 Months Ended	19 Months Ended	25 Months Ended
	Apr. 30, 2012	Dec. 31, 2010	Nov. 30, 2012	Nov. 30, 2011	May 31, 2011	May 31, 2012	May 31, 2012	Nov. 30, 2012	Apr. 25, 2012
Related Party and Transactions (Textual)
Common stock issued to the officers and directors		7,500,000
Cash proceeds from common stock issued to the officers and directors		$ 750			$ 750
Debt instrument, maturity date	Apr. 25, 2014				May 31, 2011
Lending amount from officers and director									100,000
Lending period of debt from officer and director	2 years
Level of debt principal amount outstanding not to exceed till the maturity									25,000
Accrued interest									0
Advances from related party			$ 4,960			$ 6,359	$ 6,359	$ 11,319